Summary of Non-current Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current assets	$ 9,282	$ 9,391
Germany [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	9,212	9,341
United State [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 70	$ 50